Financial risk management - Derivative Contracts (Details) biological_asset in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) biological_asset	Dec. 31, 2022 USD ($) biological_asset
Disclosure of detailed information about financial instruments [line items]
Tons of biological asset | biological_asset	274	147
Notional amount	$ 136,155	$ 20,081
Fair Value Asset/ (Liability)	13,798	(2,689)
(Loss)/Gain	$ 13,815	$ (2,941)
Corn | Futures
Disclosure of detailed information about financial instruments [line items]
Tons of biological asset | biological_asset		5
Notional amount		$ 992
Fair Value Asset/ (Liability)		(193)
(Loss)/Gain		$ (193)
Soybean | Futures
Disclosure of detailed information about financial instruments [line items]
Tons of biological asset | biological_asset	3	34
Notional amount	$ 518	$ 12,696
Fair Value Asset/ (Liability)	(9)	(1,081)
(Loss)/Gain	$ (9)	$ (1,085)
Wheat | Futures
Disclosure of detailed information about financial instruments [line items]
Tons of biological asset | biological_asset	2	9
Notional amount	$ 537	$ 2,956
Fair Value Asset/ (Liability)	(12)	111
(Loss)/Gain	$ (12)	$ 115
Sugar | Futures
Disclosure of detailed information about financial instruments [line items]
Tons of biological asset | biological_asset	157	99
Notional amount	$ 79,404	$ 3,437
Fair Value Asset/ (Liability)	8,678	(1,526)
(Loss)/Gain	$ 8,586	$ (1,778)
Sugar | OTC:
Disclosure of detailed information about financial instruments [line items]
Tons of biological asset | biological_asset	112
Notional amount	$ 55,696
Fair Value Asset/ (Liability)	5,141
(Loss)/Gain	$ 5,250